INCOME TAXES (Details) - USD ($)	12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 215,870	$ 47,547
Effective Tax rate	35.00%	35.00%
Deferred Tax Asset	$ 75,555	$ 166,417
Less: Valuation Allowance	(75,555)	(166,417)
Net deferred tax asset